Reporting entity	12 Months Ended
Dec. 31, 2025
Reporting entity
Reporting entity

1. Reporting entity

Medicure Inc. (the “Company”) is a company domiciled and incorporated in Canada and as of October 24, 2011, its common shares are listed on the TSX Venture Exchange (“TSX-V”). Prior to October 24, 2011 and beginning on March 29, 2010, the Company’s common shares were listed on the NEX board of the TSX-V. Prior to March 29, 2010, the Company’s Common Shares were listed on the Toronto Stock Exchange. Additionally, the Company’s shares were listed on the American Stock Exchange (later called NYSE Amex and now called NYSE MKT) on February 17, 2004 and the shares ceased trading on the NYSE Amex effective July 3, 2008. The Company remains a U.S. Securities and Exchange Commission registrant. The address of the Company’s registered office is 2‑1250 Waverley Street, Winnipeg, Manitoba, Canada, R3T 6C6.

The Company is a biopharmaceutical company engaged in the research, development and commercialization of human therapeutics. Through its subsidiary Medicure International, Inc., the Company has rights to the commercial product AGGRASTAT® Injection (tirofiban hydrochloride) in the United States and its territories (Puerto Rico, U.S. Virgin Islands, and Guam). AGGRASTAT®, a glycoprotein GP IIb/IIIa receptor antagonist, is used for the treatment of acute coronary syndrome including unstable angina, which is characterized by chest pain when one is at rest, and non‑Q‑wave myocardial infarction.

In September 2019, the Company acquired ownership of ZYPITAMAG® from Cadila Healthcare Ltd., India (“Zydus”) for the U.S. and Canadian markets. Under terms of the agreement, the Company previously had acquired U.S. marketing rights with a profit-sharing arrangement in December 2017. With this acquisition, the Company obtained full control of the product including marketing and pricing negotiation for ZYPITAMAG®. ZYPITAMAG® is used for the treatment of patients with primary hyperlipidemia or mixed dyslipidemia and was approved in July 2017 by the U.S. Food and Drug Administration (“FDA”) for sale and marketing in the United States. On May 1, 2018, ZYPITAMAG® was made available in retail pharmacies throughout the United States.

On December 17, 2020, the Company, through its subsidiary, Medicure Pharma Inc., acquired and began operating Marley Drug, Inc. (“Marley Drug”), a leading mail-order pharmacy serving customers across the United States.

On March 11, 2025, the Company, through its subsidiary, Medicure Pharma Inc. acquired and began operating Gateway Medical Pharmacy Inc. (“Gateway Pharmacy”), an independent retail pharmacy located in Portland, Oregon.

On June 16, 2025, the Company, through its subsidiary, Medicure Pharma Inc. acquired and began operating West Olympia Pharmacy, LLC (“West Olympia Pharmacy”), an independent retail pharmacy located in Olympia, Washington.

The Company’s ongoing research and development activities include the continued development of MC-1 which is used for the treatment of pyridox(am)ine 5’-phosphate oxidase (“PNPO”) deficiency.